N-2	May 21, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0000017313
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Capital Southwest Corporation
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses:
Sales load (as a percentage of offering price)	1.50%	(1)
Offering expenses (as a percentage of offering price)	0.25%	(2)
Dividend reinvestment plan expenses	—%	(3)
Total shareholder transaction expenses (as a percentage of offering price)	1.75%

Annual Expenses (as a percentage of net assets attributable to common stock for the fiscal year ended March 31, 2024):
Operating expenses	3.19%	(4)
Interest payments on borrowed funds	6.93%	(5)
Income tax provision/(benefit)	0.12%	(6)
Acquired fund fees and expenses	0.66%	(7)
Total annual expenses	10.90%

(1)Represents the Sales Agents’ commission with respect to the shares of common stock being sold in this offering. There is no guarantee that there will be any additional sales of our common stock pursuant to the Prospectus.
(2)The percentage reflects estimated offering expenses for this offering of approximately $2,500,000, of which we have incurred $1,450,000 as of May 17, 2024, and assumes that we sell all $1.0 billion of shares of common stock available under the equity distribution agreements with the Sales Agents.
(3)The expenses of administering our dividend reinvestment plan (“DRIP”) are included in operating expenses. The DRIP does not allow shareholders to sell shares through the DRIP. If a shareholder wishes to sell shares they would be required to select a broker of their choice and pay any fees or other costs associated with the sale.
(4)Operating expenses in this table represent the estimated annual operating expenses of CSWC and its consolidated subsidiaries based on actual operating expenses for the year ended March 31, 2024. We do not have an investment adviser and are internally managed by our executive officers under the supervision of our board of directors. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals including, without limitation, compensation expenses related to salaries, discretionary bonuses and restricted stock grants.
(5)Interest payments on borrowed funds represents our (a) estimated annual interest payments based on actual interest rate terms under our credit facilities, with available commitments of $460 million under the Company's senior secured revolving credit facility (the "Corporate Credit Facility") and initial commitments of $150 million under the Company's special purpose vehicle financing credit facility (the "SPV Credit Facility"), and our anticipated drawdowns from our credit facilities, (b) our actual interest rate terms under the SBA Debentures and our anticipated drawdowns of the SBA Debentures, and (c) the 4.50% Notes due 2026 (the "January 2026 Notes"), the 3.375% Notes due 2026 (the "October 2026 Notes") and the 7.75% Notes due 2028 (the "August 2028 Notes"). As of March 31, 2024, we had $265.0 million outstanding under the Corporate Credit Facility, $153.0 million outstanding under the SBA Debentures, $140.0 million in aggregate principal of the January 2026 Notes outstanding, $150.0 million in aggregate principal of the October 2026 Notes outstanding and $71.9 million in aggregate principal of the August 2028 Notes outstanding. As of March 31, 2024, we had no borrowings outstanding under the SPV Credit Facility. Any future issuances of debt securities will be made at the discretion of management and our board of directors after evaluating the investment opportunities and economic situation of the Company and the market as a whole.
(6)Income tax provision/(benefit) relates to the accrual of (a) deferred and current tax provision (benefit) for U.S. federal income taxes and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Income tax provision/(benefit) represents the estimated annual income tax provision/(benefit) of CSWC and its consolidated subsidiaries based on actual income tax provision/(benefit) for the fiscal year ended March 31, 2024.
(7)Acquired fund fees and expenses represent the estimated indirect expense incurred due to our investment in I-45 SLF LLC, a joint venture with Main Street Capital Corporation, based upon the actual amount incurred for the fiscal year ended March 31, 2024. During the fiscal year ended March 31, 2024, the board of managers of I-45 SLF LLC approved the dissolution and liquidation of I-45 SLF LLC and the wind up of its affairs.

Sales Load [Percent]	1.50%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.25%
Other Transaction Expense 2 [Percent]	0.00%
Annual Expenses [Table Text Block]

Shareholder Transaction Expenses:
Sales load (as a percentage of offering price)	1.50%	(1)
Offering expenses (as a percentage of offering price)	0.25%	(2)
Dividend reinvestment plan expenses	—%	(3)
Total shareholder transaction expenses (as a percentage of offering price)	1.75%

Annual Expenses (as a percentage of net assets attributable to common stock for the fiscal year ended March 31, 2024):
Operating expenses	3.19%	(4)
Interest payments on borrowed funds	6.93%	(5)
Income tax provision/(benefit)	0.12%	(6)
Acquired fund fees and expenses	0.66%	(7)
Total annual expenses	10.90%

(1)Represents the Sales Agents’ commission with respect to the shares of common stock being sold in this offering. There is no guarantee that there will be any additional sales of our common stock pursuant to the Prospectus.
(2)The percentage reflects estimated offering expenses for this offering of approximately $2,500,000, of which we have incurred $1,450,000 as of May 17, 2024, and assumes that we sell all $1.0 billion of shares of common stock available under the equity distribution agreements with the Sales Agents.
(3)The expenses of administering our dividend reinvestment plan (“DRIP”) are included in operating expenses. The DRIP does not allow shareholders to sell shares through the DRIP. If a shareholder wishes to sell shares they would be required to select a broker of their choice and pay any fees or other costs associated with the sale.
(4)Operating expenses in this table represent the estimated annual operating expenses of CSWC and its consolidated subsidiaries based on actual operating expenses for the year ended March 31, 2024. We do not have an investment adviser and are internally managed by our executive officers under the supervision of our board of directors. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals including, without limitation, compensation expenses related to salaries, discretionary bonuses and restricted stock grants.
(5)Interest payments on borrowed funds represents our (a) estimated annual interest payments based on actual interest rate terms under our credit facilities, with available commitments of $460 million under the Company's senior secured revolving credit facility (the "Corporate Credit Facility") and initial commitments of $150 million under the Company's special purpose vehicle financing credit facility (the "SPV Credit Facility"), and our anticipated drawdowns from our credit facilities, (b) our actual interest rate terms under the SBA Debentures and our anticipated drawdowns of the SBA Debentures, and (c) the 4.50% Notes due 2026 (the "January 2026 Notes"), the 3.375% Notes due 2026 (the "October 2026 Notes") and the 7.75% Notes due 2028 (the "August 2028 Notes"). As of March 31, 2024, we had $265.0 million outstanding under the Corporate Credit Facility, $153.0 million outstanding under the SBA Debentures, $140.0 million in aggregate principal of the January 2026 Notes outstanding, $150.0 million in aggregate principal of the October 2026 Notes outstanding and $71.9 million in aggregate principal of the August 2028 Notes outstanding. As of March 31, 2024, we had no borrowings outstanding under the SPV Credit Facility. Any future issuances of debt securities will be made at the discretion of management and our board of directors after evaluating the investment opportunities and economic situation of the Company and the market as a whole.
(6)Income tax provision/(benefit) relates to the accrual of (a) deferred and current tax provision (benefit) for U.S. federal income taxes and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Income tax provision/(benefit) represents the estimated annual income tax provision/(benefit) of CSWC and its consolidated subsidiaries based on actual income tax provision/(benefit) for the fiscal year ended March 31, 2024.
(7)Acquired fund fees and expenses represent the estimated indirect expense incurred due to our investment in I-45 SLF LLC, a joint venture with Main Street Capital Corporation, based upon the actual amount incurred for the fiscal year ended March 31, 2024. During the fiscal year ended March 31, 2024, the board of managers of I-45 SLF LLC approved the dissolution and liquidation of I-45 SLF LLC and the wind up of its affairs.

Interest Expenses on Borrowings [Percent]	6.93%
Acquired Fund Fees and Expenses [Percent]	0.66%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	3.19%
Other Annual Expense 2 [Percent]	0.12%
Total Annual Expenses [Percent]	10.90%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above. These amounts assume (1) a 1.50% sales load (Sales Agents discounts and commissions) and (2) offering expenses totaling 0.25%.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming 5.0% annual return	$127	$354	$554	$961
The example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses may be greater or less than those shown. While the example assumes, as required by the SEC, a 5.0% annual return, our performance will vary and may result in a return greater or less than 5.0%. In addition, while the example assumes reinvestment of all dividends at NAV, participants in our DRIP will receive a number of shares of our common stock, determined by dividing the total dollar amount of the dividend payable to a participant by the average purchase price of all shares of common stock purchased by the administrator of the DRIP in the event that shares are purchased in the open market to satisfy the share requirements of the DRIP, which may be at, above or below NAV. See “Dividend Reinvestment Plan” in the Base Prospectus for additional information regarding our DRIP.
Expense Example, Year 01	$ 127
Expense Example, Years 1 to 3	354
Expense Example, Years 1 to 5	554
Expense Example, Years 1 to 10	$ 961
Purpose of Fee Table , Note [Text Block]	The following table is intended to assist you in understanding the costs and expenses you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever there is a reference to fees or expenses paid by “you,” “us” or “CSWC,” or that “we” will pay fees or expenses, you will indirectly bear such fees or expenses as investors in us.
Other Transaction Fees, Note [Text Block]	The percentage reflects estimated offering expenses for this offering of approximately $2,500,000, of which we have incurred $1,450,000 as of May 17, 2024, and assumes that we sell all $1.0 billion of shares of common stock available under the equity distribution agreements with the Sales Agents.The expenses of administering our dividend reinvestment plan (“DRIP”) are included in operating expenses. The DRIP does not allow shareholders to sell shares through the DRIP. If a shareholder wishes to sell shares they would be required to select a broker of their choice and pay any fees or other costs associated with the sale.
Other Expenses, Note [Text Block]	Operating expenses in this table represent the estimated annual operating expenses of CSWC and its consolidated subsidiaries based on actual operating expenses for the year ended March 31, 2024. We do not have an investment adviser and are internally managed by our executive officers under the supervision of our board of directors. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals including, without limitation, compensation expenses related to salaries, discretionary bonuses and restricted stock grants. Income tax provision/(benefit) relates to the accrual of (a) deferred and current tax provision (benefit) for U.S. federal income taxes and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Income tax provision/(benefit) represents the estimated annual income tax provision/(benefit) of CSWC and its consolidated subsidiaries based on actual income tax provision/(benefit) for the fiscal year ended March 31, 2024.
Acquired Fund Fees Estimated, Note [Text Block]	Acquired fund fees and expenses represent the estimated indirect expense incurred due to our investment in I-45 SLF LLC, a joint venture with Main Street Capital Corporation, based upon the actual amount incurred for the fiscal year ended March 31, 2024. During the fiscal year ended March 31, 2024, the board of managers of I-45 SLF LLC approved the dissolution and liquidation of I-45 SLF LLC and the wind up of its affairs.